                               Oppenheimer Rochester Arizona Municipal Fund
                              Oppenheimer Rochester Maryland Municipal Fund
                            Oppenheimer Rochester Massachusetts Municipal Fund
                              Oppenheimer Rochester Michigan Municipal Fund
                              Oppenheimer Rochester Minnesota Municipal Fund
                           Oppenheimer Rochester North Carolina Municipal Fund
                                Oppenheimer Rochester Ohio Municipal Fund
                              Oppenheimer Rochester Virginia Municipal Fund

                                    Supplement dated November 13, 2007
                                  to the Prospectus dated July 27, 2007

     This supplement amends the Prospectus of the above-referenced funds (each a
"Fund")  dated July 27,  2007 as follows,  and is in addition to the  supplement dated October 22, 2007:

     1. The second  paragraph of the footnote  under the "Annual Fund  Operating
Expenses"  tables  for  Oppenheimer  Rochester  Arizona  Municipal,  Oppenheimer
Rochester Maryland  Municipal,  Oppenheimer  Rochester  Minnesota  Municipal and
Oppenheimer  Rochester  North Carolina  Municipal Funds (on pages 12, 14, 20 and
22) is deleted in its entirety and replaced by the following:

     The Manager also has  voluntarily  agreed to waive  management  fees and/or reimburse  the Fund for certain  expenses so that "Total  Annual Fund  Operating
Expenses," excluding expenses  attributable to the Fund's investments in inverse floaters,  will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The
Fund recognizes  additional income in an amount that directly corresponds to the inverse floater expenses.  The Fund's net asset values per share and returns are not affected by those  expenses.  The voluntary  waivers  described above may be amended or withdrawn at any time.

     2. The second  paragraph of the footnote  under the "Annual Fund  Operating
Expenses" table for Oppenheimer Rochester  Massachusetts Municipal Fund, on page
16, is deleted in its entirety and replaced by the following:

     The Manager also has  voluntarily  agreed to waive  management  fees and/or reimburse  the Fund for certain  expenses so that "Total  Annual Fund  Operating
Expenses," excluding expenses  attributable to the Fund's investments in inverse floaters,  will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The
Fund recognizes  additional income in an amount that directly corresponds to the inverse floater expenses.  The Fund's net asset values per share and returns are not affected by those  expenses.  The voluntary  waivers  described above may be amended or  withdrawn  at any time.  After the waiver  the actual  "Total  Other
Expenses" and "Total Annual Operating  Expenses" were,  respectively,  0.32% and
0.96% for Class A, 0.17% and 1.71% for Class B and 0.18% and 1.71% for Class C.

     3. The second  paragraph of the footnote  under the "Annual Fund  Operating
Expenses" table for Oppenheimer  Rochester  Michigan Municipal Fund, on page 18, is deleted in its entirety and replaced by the following:

     The Manager also has  voluntarily  agreed to waive  management  fees and/or reimburse  the Fund for certain  expenses so that "Total  Annual Fund  Operating
Expenses," excluding expenses  attributable to the Fund's investments in inverse floaters,  will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The
Fund recognizes  additional income in an amount that directly corresponds to the inverse floater expenses.  The Fund's net asset values per share and returns are not affected by those  expenses.  The voluntary  waivers  described above may be amended or  withdrawn  at any time.  After the waiver  the actual  "Total  Other
Expenses" and "Total Annual Operating  Expenses" were,  respectively,  0.54% and
1.14% for Class A, 0.36% and 1.89% for Class B and 0.35% and 1.89% for Class C.

     4. The second  paragraph of the footnote  under the "Annual Fund  Operating
Expenses"  table for  Oppenheimer  Rochester Ohio Municipal Fund, on page 24, is deleted in its entirety and replaced by the following:

     The Manager also has  voluntarily  agreed to waive  management  fees and/or reimburse  the Fund for certain  expenses so that "Total  Annual Fund  Operating
Expenses," excluding expenses  attributable to the Fund's investments in inverse floaters,  will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The
Fund recognizes  additional income in an amount that directly corresponds to the inverse floater expenses.  The Fund's net asset values per share and returns are not affected by those  expenses.  The voluntary  waivers  described above may be amended or  withdrawn  at any time.  After the waiver  the actual  "Total  Other
Expenses" and "Total Annual Operating  Expenses" were,  respectively,  0.36% and
0.97% for Class A, 0.18% and 1.72% for Class B and 0.19% and 1.72% for Class C.

     5. The second  paragraph of the footnote  under the "Annual Fund  Operating
Expenses" table for Oppenheimer  Rochester  Virginia Municipal Fund, on page 26, is deleted in its entirety and replaced by the following:

     The Manager also has  voluntarily  agreed to waive  management  fees and/or reimburse  the Fund for certain  expenses so that "Total  Annual Fund  Operating
Expenses," excluding expenses  attributable to the Fund's investments in inverse floaters,  will not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares.  The
Fund recognizes  additional income in an amount that directly corresponds to the inverse floater expenses.  The Fund's net asset values per share and returns are not affected by those  expenses.  The voluntary  waivers  described above may be amended or  withdrawn  at any time.  After the waiver  the actual  "Total  Other
Expenses" and "Total Annual Operating  Expenses" were,  respectively,  0.52% and
1.12% for Class A, 0.36% and 1.87% for Class B and 0.33% and 1.87% for Class C.

November 13, 2007                                                   PS0000.034